Tax Payable - Schedule of Tax Payable (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Tax Payable [Abstract]
Value added tax	¥ 91,894,179		¥ 98,020,846
Corporate income tax	7,246,119
Individual income tax withholding	17,821,617		1,721,939
Urban maintenance and construction tax	697,134		1,256,633
Stamp duty	497,445		287,303
Total	¥ 118,156,494	$ 16,972,118	¥ 101,286,721